22. Leasing transactions	12 Months Ended
Dec. 31, 2017
Leasing Transactions
Leasing transactions
22.1.	Operating lease
(i)	Minimum rental payment on termination of lease agreements

The Company analyzed and concluded that the rental agreements are cancelable over their term. In case of termination, minimum payments will be due as a termination fee, which can vary from 1 to 12 months of rental through the end of the agreements, as demonstrated in the table below:

	2017	2016
Minimum payments on the termination date	392	339
	392	339

(ii)	Contingent payments

Management considers the payment of additional rents as contingent payments, which vary between 0.1% and 4.5% of sales.

Expenses (Income) for the year	2017	2016
Contingent payments	484	504
Non contingent payments	453	368
Sublease rentals (*)	(174)	(145)

(*) Refers to lease agreements receivable from commercial shopping malls.

22.2.	Finance lease

Finance lease agreements amounted to R$195 as at December 31, 2017 (R$215 as at December 31, 2016), as shown in the table below:

	2017	2016
Financial lease liability –minimum rental payments:
Up to 1 year	51	41
1 - 5 years	117	144
Over 5 years	27	30
Present value of finance lease agreements	195	215

Future financing charges	185	207
Gross amount of finance lease agreements	380	422